Leases (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Leases [Abstract]
Schedule of Future Minimum Lease Payments
Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2021 (2)	$3,336	$(106)	$3,230
2022	6,752	(591)	6,161
2023	6,851	(1,050)	5,801
2024	6,958	(1,494)	5,464
2025	7,095	(1,950)	5,145
Thereafter	12,736	(4,497)	8,239

Total	$43,728	$(9,688)	$34,040

(1)	Weighted average discount rate 7.98%.
(2)	Estimated minimum lease payments for the year ending December 31, 2021 include only payments to be paid after June 30, 2021.

Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2021 (2)	$1,675	$(37)	$1,638
2022	6,752	(468)	6,284
2023	6,851	(933)	5,918
2024	6,958	(1,385)	5,573
2025	7,095	(1,847)	5,248
Thereafter	12,736	(4,331)	8,405

Total	$42,067	$(9,001)	$33,066

(1)	Weighted average discount rate 7.98%.
(2)	Estimated minimum lease payments for the year ending December 31, 2021 include only payments to be paid after September 30, 2021.

Schedule of Future Minimum Lease Receivables
Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2021 (a)	$6,276
2022	13,519
2023	15,477
2024	15,299
2025	13,702
Thereafter	33,555

Total	$97,828

(b)	Estimated minimum lease receivables for the year ending December 31, 2021 include only payments scheduled to be received after June 30, 2021.

Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2021 (a)	$3,189
2022	13,519
2023	15,477
2024	15,299
2025	13,702
Thereafter	33,555

Total	$94,741

(a)	Estimated minimum lease receivables for the year ending December 31, 2021 include only payments scheduled to be received after September 30, 2021.